Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Profit Sharing Plan [Abstract]
Profit Sharing Plan [Text Block]
Note 8: Benefit Plan

Profit Sharing Plan
The Company sponsors a defined contribution retirement plan through a Section 401(k) profit sharing plan. Employees may contribute up to 15% of their pretax compensation. Participants are eligible for matching Company contributions up to 4% of eligible compensation dependent on the level of voluntary contributions. Company matching contributions totaled $126 thousand and $47 thousand, respectively, for the three months ended March 31, 2015 and 2014. The Company’s matching contributions vest immediately.

Supplemental Executive Retirement Plan (SERP)
In 2014, the Bank created a SERP for the Chief Executive Officer. Under the defined benefit SERP, Ms. Scully will receive $100,000 each year for 15 years after attainment of the Normal Retirement Age (as defined in the SERP). Ms. Scully will earn vesting on a graduated schedule in which she will become fully vested on August 25, 2019, which has been established for purposes of the SERP as her retirement date. Expense related to this plan totaled $23 thousand for the three month period ending March 31, 2015.

Note 17: Benefit Plans

Profit Sharing Plan
The Company sponsors a defined contribution retirement plan through a Section 401(k) profit sharing plan. Employees may contribute up to 15% of their pretax compensation. Participants are eligible for matching Company contributions up to 4% of eligible compensation dependent on the level of voluntary contributions. Company matching contributions totaled $301 thousand, $147 thousand and $110 thousand, respectively, for the years ended December 31, 2014, 2013 and 2012. The Company’s matching contributions vest immediately.

Supplemental Executive Retirement Plan (SERP)
In 2014, the Bank created a SERP for the Chief Executive Officer. Under defined benefit SERP, Ms. Scully will receive $100,000 each year for 15 years after attainment of the Normal Retirement Age (as defined in the SERP). Ms. Scully will earn vesting on a graduated schedule in which she will become fully vested on August 25, 2019, which has been established for purposes of the SERP as her retirement date. Expense related to this plan totaled $625 thousand for 2014.